NATIXIS FUNDS TRUST I

April 5, 2016

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Natixis Funds Trust I

(File Nos.: 2-98326 and 811-04323)

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, I hereby certify that the Prospectus and Statement of Additional Information, dated March 31, 2016, for the Mirova Global Sustainable Equity Fund, a series of Natixis Funds Trust I, do not differ from those contained in Post-Effective Amendment No. 120 that was filed electronically on March 31, 2016.

Please direct any questions or comments on the enclosed materials to me at (617) 449-2818.

Very truly yours,

/s/ John DelPrete
John DelPrete
Assistant Secretary